Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Schedule of revenue disaggregation

	For the year ended,			For the year ended,			For the year ended,
	December 31, 2018			December 31, 2019			December 31, 2020
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
	One-on-one	Small class		One-on-one	Small class		One-on-one	Small class
	offerings	offerings	Total	offerings	offerings	Total	offerings	offerings	Total
Revenues from prepaid credit packages	1,013,803	100,748	1,114,551	1,351,405	112,787	1,464,192	1,950,932	97,082	2,048,014
—credits for lessons	1,013,803	100,748	1,114,551	1,247,401	112,787	1,360,188	1,766,183	95,282	1,861,465
—credits for learning materials	—	—	—	101,248	—	101,248	164,494	1,800	166,294
— physical textbook and learning machine	—	—	—	2,756	—	2,756	20,255	—	20,255
Revenues from prepaid membership packages	30,966	—	30,966	14,301	—	14,301	6,081	—	6,081
Total revenues	1,044,769	100,748	1,145,517	1,365,706	112,787	1,478,493	1,957,013	97,082	2,054,095

Schedule of contract liability

	As of
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Contract liability	1,559,875	2,029,872	2,529,915
Future output VAT associated with contract liability	93,593	121,887	151,795
Refund liability	22,653	24,255	35,407
Deposits from students	8,670	10,577	3,929
Advances from students	1,684,791	2,186,591	2,721,046

Schedule of share-based compensation

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Sales and marketing expenses	(5,676)	(2,951)	(8,835)	(1,354)
Product development expenses	(7,396)	(3,472)	(4,477)	(686)
General and administrative expenses	(14,814)	(10,309)	(13,422)	(2,057)
Total	(27,886)	(16,732)	(26,734)	(4,097)